Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Computer software [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost		$ 2,403,406
Accumulated amortization		(2,347,064)
Total intangible assets		56,342
Balance		56,342
Balance		419,512	$ 56,342
December 31
Cost		555,562	2,403,406
Accumulated amortization		(136,050)	(2,347,064)
Total intangible assets		419,512	56,342
Additions－acquired separately		538,446
Amortization expenses		(176,031)
Net exchange differences		755
Intellectual property rights [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost	[1]
Accumulated amortization	[1]
Total intangible assets	[1]
Balance	[1]
Balance	[1]	5,450,000
December 31
Cost	[1]	6,000,000
Accumulated amortization	[1]	(550,000)
Total intangible assets	[1]	5,450,000
Additions－acquired separately	[1]	6,000,000
Amortization expenses	[1]	(550,000)
Net exchange differences	[1]
Total [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost		2,403,406
Accumulated amortization		(2,347,064)
Total intangible assets		56,342
Balance		56,342
Balance		5,869,512	56,342
December 31
Cost		6,555,562	2,403,406
Accumulated amortization		(686,050)	(2,347,064)
Total intangible assets		5,869,512	56,342
Additions－acquired separately		6,538,446
Amortization expenses		(726,031)
Net exchange differences		755
Computer software [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost		2,403,406	18,144,910
Accumulated amortization		(2,347,064)	(14,725,441)
Total intangible assets		56,342	3,419,469
Balance		$ 56,342	3,419,469
Balance			56,342
December 31
Cost			2,403,406
Accumulated amortization			(2,347,064)
Total intangible assets			56,342
Additions－acquired separately			73,093
Amortization expenses			(1,687,618)
Disposals	[2]		(1,645,166)
Net exchange differences			$ (103,436)

[1]	On January 10, 2023 (the “Agreement Date”), the Group entered into an intellectual property purchase agreement effective on January 16, 2023 (the “Effective Time”) with SeeQuestor Limited (“SeeQuestor”), a company providing video analytics technology incorporated and registered in England and Wales. The Group acquired all and/or any intellectual property rights, including but not limited to patents and trademarks, owned, used or held for use by and/or on behalf of SeeQuestor, including without limitations, such rights as relate to SeeQuestor’s products.The purchase price for the intellectual property rights consists of fixed consideration amounting to $6,000,000 and contingent payment through issuance of the Company’s shares of an amount equal to $3,000,000 which is conditional to certain financial performance through intellectual property rights from Agreement Date up to and including December 31, 2023. The contingent payment through issuance of the Company’s shares is a share-based payment and recognized in ‘capital surplus’. As the contingency was not met, no share payment would be made. The Group has made payments of $600,000 and $2,400,000 on Agreement Date and Effective Time, respectively, and payment of a further $3,000,000 has not been paid as of December 31, 2023. See Note 41 for more details.
[2]	Information relating to purchase of treasury shares by transferring intangible assets, as part of considerations, with Koh Sih-Ping, the former Director and CEO of the Company, is provided in Note 38.